Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Intangible Assets Disclosure [Line Items]
Gross carrying cost	$ 320,795	$ 320,795
Accumulated amortization	183,059	159,976
Weighted average amortization period	6 years
Aggregate amortization expense December 31, 2013	23,083
Aggregate amortization expense December 31, 2014	23,083
Aggregate amortization expense December 31, 2015	23,083
Amortization expense	$ 23,083	$ 23,083